UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                --------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
Address:           2 Bloor Street East, Suite 810
                   Toronto, Ontario M4W 1A8

Form 13F File Number:  028-13428
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Maynard
Title:       Chief Financial Officer
Phone:      (647) 724-8911

Signature, Place and Date of Signing:

      /s/ John Maynard               Toronto, Canada          May 17, 2010
----------------------------        -----------------      -----------------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                               ----------------------------

Form 13F Information Table Entry Total:                      14
                                               ----------------------------

Form 13F Information Table Value Total:                  $126,308
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





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

                                                            WEST FACE CAPITAL INC.
                                                                   FORM 13F
                                                         Quarter Ended March 31, 2010

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                                    CLASS                  VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                    -----                  -----    -------   --- ----  ----------   -----    ----------------------
NAME OF ISSUER                      TITLE       CUSIP   (X$1,000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
--------------                      -----       -----   ---------   -------   --- ----  ----------  --------     ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION  *W EXP 10/28/201 060505153   3,590    1,000,000  SH           SOLE               1,000,000
BANRO CORP                   *W EXP 09/17/201 066800111     640    1,000,000  SH           SOLE               1,000,000
BOISE INC                    *W EXP 06/18/201 09746Y113     353      608,400  SH           SOLE                 608,400
BRISTOW GROUP INC                  COM        110394103   7,337      194,469  SH           SOLE                 194,469
CANADIAN SUPERIOR ENERGY INC       COM        136644101  11,749   19,250,000  SH           SOLE              19,250,000
CIT GROUP INC                    COM NEW      125581801   3,896      100,000  SH           SOLE                 100,000
GOLD RESV INC                 NOTE 5.500% 6/1 38068NAB4   9,333   12,917,000  PRN          SOLE                                 NONE
GOLD RESV INC                      CL A       38068N108   8,865    8,363,088  SH           SOLE               8,363,088
IRIDIUM COMMUNICATIONS INC         COM        46269C102   3,761      463,762  SH           SOLE                 463,762
IRIDIUM COMMUNICATIONS INC   *W EXP 02/14/201 46269C110   2,970    1,042,026  SH           SOLE               1,042,026
MDS INC                            COM        55269P302  31,403    3,872,093  SH           SOLE               3,872,093
PETROLEUM DEV CORP                 COM        716578109   9,161      395,400  SH           SOLE                 395,400
PHI INC                         COM NON VTG   69336T205  29,673    1,401,000  SH           SOLE                                 NONE
TELUS CORP                      NON-VTG SHS   87971M202   3,577      100,000  SH           SOLE                                 NONE

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